Note 12 - Revenue Recognition (Details Textual) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Contract with Customer, Liability	$ 68,386	$ 70,263
Contract with Customer, Refund Liability	$ 403,816	$ 232,692